Invesco Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-PTFI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–111.44%(a)
Pennsylvania–106.95%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds (b)	5.00%	11/01/2041	$2,820	$ 3,277,291
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, VRD RB (c)	1.57%	12/01/2037	1,000	1,000,000
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	1,000	1,041,800
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 1998, Ref. RB (INS -AMBAC)(d)	5.50%	03/01/2020	660	676,705
Series 2011 A, RB (e)(f)	5.50%	03/01/2021	550	587,862
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group); Series 2018 A, Ref. RB (b)(g)	5.00%	04/01/2047	2,115	2,450,883
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(h)	2.55%	02/01/2037	600	590,694
Series 2009, RB	5.62%	08/15/2039	1,250	1,258,712
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,136,761
Allegheny (County of), PA Industrial Development Authority (Residential Resources, Inc.); Series 2006, RB	5.10%	09/01/2026	980	981,842
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB (b)	5.00%	12/01/2045	2,120	2,425,577
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB (i)	5.00%	05/01/2022	250	265,758
Series 2018, RB (i)	5.00%	05/01/2042	615	680,104
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing);
Series 2017 A, Ref. RB	5.00%	05/15/2037	750	841,740
Series 2017 C, RB	5.00%	05/15/2047	325	356,668
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,073,480
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS -BAM)(d)	5.00%	11/15/2030	425	469,298
Series 2014, Ref. RB (INS -BAM)(d)	5.00%	11/15/2031	425	468,907
Bethlehem Area School District; Series 2010, GO Bonds (e)(f)	5.25%	01/15/2020	1,000	1,023,370
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	301,226
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	1,100	1,177,737
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB (e)(f)	6.25%	11/15/2021	500	556,980
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	562,040
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	814,337
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	738,146
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	1,000	1,074,760
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	750	787,522
Commonwealth Financing Authority;
Series 2018, RB (b)(g)	5.00%	06/01/2034	2,500	2,998,775
Series 2018, RB (b)(g)	5.00%	06/01/2035	500	597,695
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2040	870	885,999
Cumberland (County of), PA Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB (e)(f)	5.00%	11/01/2019	750	760,785
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,381,519
Dauphin (County of), PA General Authority (Pinnacle Health System);
Series 2009, RB	6.00%	06/01/2036	340	340,972
Series 2009, Ref. RB (e)(f)	6.00%	06/01/2019	1,875	1,875,000
Series 2016 A, Ref. RB	5.00%	06/01/2034	510	595,675
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	246,811
Delaware (County of), PA Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	425	430,444
Delaware River Port Authority; Series 2010 D, RB (e)(f)	5.00%	01/01/2020	1,000	1,020,770
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	597,272
Series 2012, Ref. RB	5.00%	01/01/2027	535	589,559
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	$1,000	$ 1,364,720
Doylestown (City of), PA Hospital Authority; Series 2013 A, RB (INS -AGM)(d)	5.00%	07/01/2024	1,000	1,111,860
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare; Series 2018, Ref. RB	5.00%	07/15/2048	650	748,826
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	500	529,410
Series 2014, RB	5.00%	07/01/2039	250	265,618
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	210	241,861
Series 2016, Ref. RB	5.00%	12/01/2039	370	414,814
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(c)(j)	1.43%	06/01/2037	575	575,000
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (e)(f)	5.37%	07/01/2020	1,000	1,041,380
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	519,545
Series 2018, Ref. RB	5.00%	12/01/2053	700	761,397
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	1,515	1,589,962
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	500	530,370
Series 2013 A, VRD RB (c)	1.45%	10/01/2043	1,025	1,025,000
Series 2017 A-1, Ref. RB (b)	5.00%	02/15/2045	2,190	2,533,589
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	896,595
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,221,532
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	667,775
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(j)	1.56%	07/01/2034	3,745	3,745,000
Series 2015, Ref. RB	5.00%	11/01/2035	210	234,368
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(j)	1.43%	10/15/2025	200	200,000
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	841,838
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	651	654,967
Series 2014 B, RB (k)	7.50%	02/01/2044	172	78,989
Series 2014 C, RB (l)	0.00%	02/01/2044	516	119
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	791,370
Lycoming (County of), PA Authority (Susquehanna Health System); Series 2009 A, RB	5.75%	07/01/2039	1,250	1,253,787
Montgomery (County of), PA Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB (e)(f)	5.00%	06/01/2022	1,400	1,542,828
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	435,544
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	819,960
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,083,680
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2048	270	315,500
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB (e)(f)	6.25%	11/15/2019	1,000	1,021,310
Series 2012, Ref. RB	5.00%	11/15/2028	900	977,067
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	850	938,621
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (e)(f)	6.62%	12/01/2021	1,500	1,687,320
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,132,610
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB (b)	5.00%	11/01/2047	1,635	1,930,608
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	380,602
Series 2018 A, Ref. RB	4.00%	08/15/2048	645	677,076
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2032	$ 920	$ 966,184
Northeastern Pennsylvania Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,160,170
Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds (b)	5.00%	06/15/2034	3,000	3,411,780
Series 2018 A, Ref. COP	5.00%	07/01/2043	590	692,023
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	586,375
Pennsylvania (Commonwealth of) Economic Development Financing Agency (Forum Place); Series 2012, RB	5.00%	03/01/2034	500	534,900
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB (m)	5.00%	11/01/2041	1,200	1,294,116
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	920	1,070,898
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (m)	5.50%	11/01/2044	635	674,859
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (m)	5.00%	12/31/2034	1,235	1,404,405
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	1,000	1,020,460
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	535	543,346
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB (e)(f)	6.00%	07/01/2020	500	523,735
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,235,578
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB (e)(f)	5.00%	10/01/2022	1,300	1,447,017
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2034	500	519,770
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	570	610,248
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	845	959,244
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB (b)	5.00%	08/15/2046	2,200	2,612,720
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2017 A, RB	5.00%	08/15/2042	1,075	1,263,985
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS -AGM)(d)(k)	6.25%	06/01/2033	2,000	2,536,300
Series 2009 E, RB (k)	6.37%	12/01/2038	1,435	1,847,275
Series 2010 A-1, RB (e)(f)	5.00%	12/01/2019	500	508,790
Series 2018 A-2, RB	5.00%	12/01/2043	535	637,650
Series 2018 B, RB	5.25%	12/01/2048	630	753,165
Subseries 2010 A-2, RB (e)(f)	5.50%	12/01/2020	180	190,773
Subseries 2010 A-2, Ref. RB (e)(f)	5.50%	12/01/2020	820	869,077
Subseries 2010 B-2, RB (e)(f)	5.00%	12/01/2020	235	247,338
Subseries 2010 B-2, RB (e)(f)	5.00%	12/01/2020	125	131,563
Subseries 2010 B-2, RB (e)(f)	5.13%	12/01/2020	500	527,170
Subseries 2010 B-2, Ref. RB (e)(f)	5.00%	12/01/2020	265	278,913
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,166,910
Philadelphia (City of), PA;
Ninth Series 2010, RB (e)(f)	5.25%	08/01/2020	390	406,817
Ninth Series 2010, RB	5.25%	08/01/2040	610	634,034
Series 2009 A, Ref. GO Bonds (e)(f)	5.50%	08/01/2019	110	110,717
Series 2009 A, Ref. GO Bonds (INS -AGC)(d)	5.50%	08/01/2024	890	895,732
Series 2010 C, RB (e)(f)	5.00%	08/01/2020	970	1,010,197
Series 2010 C, RB (e)(f)	5.00%	08/01/2020	280	291,438
Series 2011, GO Bonds (e)(f)	6.00%	08/01/2020	500	526,445
Series 2017 A, RB (b)(g)	5.25%	10/01/2052	2,070	2,465,743
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	819,749
Series 2017 B, Ref. RB (m)	5.00%	07/01/2047	1,000	1,155,890
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	$880	$1,019,190
Philadelphia (City of), PA Authority for Industrial Development (Architecture & Design Charter High School); Series 2013, RB	6.12%	03/15/2043	585	460,290
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	978,684
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2012, RB	6.25%	04/01/2042	1,000	1,022,430
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	1,003,826
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	669,683
Philadelphia (City of), PA Authority for Industrial Development (MaST Charter School); Series 2010, RB (e)(f)	6.00%	08/01/2020	700	735,357
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,566,240
Philadelphia (City of), PA Authority for Industrial Development (New Foundations Charter School); Series 2012, RB (e)(f)	6.62%	12/15/2022	750	878,302
Philadelphia (City of), PA Authority for Industrial Development (Performing Arts Charter School); Series 2013, RB (i)	6.50%	06/15/2033	945	973,048
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	596,282
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB (b)	5.00%	07/01/2042	1,500	1,706,580
Philadelphia (City of), PA Authority for Industrial Development (University of the Arts); Series 2017, Ref. RB (i)	5.00%	03/15/2045	540	565,758
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,069,110
Series 2017, Ref. RB	5.00%	07/01/2049	500	531,715
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (e)(f)	5.00%	05/15/2020	1,500	1,549,470
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,128,020
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS -NATL)(d)	5.00%	06/01/2025	535	626,180
Series 2008 E, GO Bonds (INS -BHAC)(d)	5.13%	09/01/2023	250	250,905
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(d)	5.00%	02/01/2031	1,000	1,035,780
Pittsburgh (City of), PA Water & Sewer Authority; Series 2013 A, Ref. RB	5.00%	09/01/2031	500	563,950
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(c)(j)	1.42%	11/01/2029	410	410,000
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS -AGM)(d)	5.00%	12/01/2030	1,055	1,251,019
Susquehanna Area Regional Airport Authority; Series 2012 A, RB (m)	5.00%	01/01/2027	1,185	1,293,427
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, RB (e)(f)	7.00%	08/01/2021	1,000	1,115,440
Washington (County of), PA Industrial Development Authority (Washington Jefferson College); Series 2010, RB (e)(f)	5.25%	05/01/2020	500	517,400
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2028	500	527,940
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank N.A.)(c)(j)	1.43%	07/01/2027	500	500,000
Westmoreland (County of), PA Municipal Authority; Series 2013, RB (e)(f)	5.00%	08/15/2023	750	857,692
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB (e)(f)	5.00%	11/01/2020	850	891,539
				142,562,650
Guam–3.33%
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042		785	818,606
Guam (Territory of) (Section 30); Series 2009 A, RB (e)(f)	5.75%	12/01/2019		1,250	1,277,050
Guam (Territory of) Power Authority;
Series 2010 A, RB (e)(f)	5.50%	10/01/2020		410	431,705
Series 2012 A, Ref. RB	5.00%	10/01/2034		520	554,471
Guam (Territory of) Waterworks Authority;
Series 2010, RB (e)(f)	5.62%	07/01/2020		1,000	1,044,360
Series 2014 A, Ref. RB	5.00%	07/01/2029		285	316,259
					4,442,451
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.80%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	$ 500	$ 503,750
Virgin Islands Port Authority; Series 2014 A, Ref. RB (m)	5.00%	09/01/2029	575	564,880
				1,068,630
Puerto Rico–0.36%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033	210	212,087
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (l)	0.00%	07/01/2027	350	265,752
				477,839
TOTAL INVESTMENTS IN SECURITIES(n)–111.44% (Cost $140,722,626)				148,551,570
FLOATING RATE NOTE OBLIGATIONS–(11.46)%
Notes with interest and fee rates ranging from 1.84% to 1.94% at 05/31/2019 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052 (See Note 1D)(o)				(15,275,000)
OTHER ASSETS LESS LIABILITIES–0.02%				27,004
NET ASSETS–100.00%				$133,303,574
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,790,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $2,484,668, which represented 1.86% of the Fund’s Net Assets.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Zero coupon bond issued at a discount.
(m)	Security subject to the alternative minimum tax.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Fund’s investments with a value of $26,411,241 are held by TOB Trusts and serve as collateral for the $15,275,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of
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D.	Floating Rate Note Obligations — (continued)
such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
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Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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